Obligations under Finance Leases - Future Payments under Finance Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments	¥ 72,221	¥ 67,924
Total minimum lease payments	82,765	78,899
Interest	10,544	10,975
Current finance lease liabilities	(9,555)	(8,341)	[1]
Noncurrent finance lease liabilities	62,666	59,583	[1]
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments	9,555	8,341
Total minimum lease payments	12,062	10,764
Interest	2,507	2,423
After 1 year but within 2 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments	9,572	8,145
Total minimum lease payments	11,738	10,257
Interest	2,166	2,112
After 2 years but within 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments	32,285	25,376
Total minimum lease payments	36,765	29,627
Interest	4,480	4,251
After 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments	20,809	26,062
Total minimum lease payments	22,200	28,251
Interest	¥ 1,391	¥ 2,189

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).